UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-6042

Name of Fund: The Europe Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, The Europe Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/05

Date of reporting period: 07/01/05 - 09/30/05

Item 1 - Schedule of Investments

The Europe Fund, Inc.

Schedule of Investments as of September 30, 2005

                                                   Shares                                               (in U.S. dollars)
Country                 Industry                   Held        Common Stocks                                    Value
-------------------------------------------------------------------------------------------------------------------------
Austria - 1.4%          Commercial Banks - 1.4%       16,196   Bank Austria Creditanstalt AG                $   1,815,784
                        -------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Austria                   1,815,784
-------------------------------------------------------------------------------------------------------------------------
Belgium - 1.5%          Commercial Banks - 1.5%       24,330   KBC Groep NV                                     1,977,071
                        -------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Belgium                   1,977,071
-------------------------------------------------------------------------------------------------------------------------
Finland - 1.6%          Electric Utilities - 1.6%    104,952   Fortum Oyj                                       2,113,136
                        -------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Finland                   2,113,136
-------------------------------------------------------------------------------------------------------------------------
France - 20.0%          Beverages - 1.6%              11,637   Pernod Ricard SA                                 2,061,024
                        -------------------------------------------------------------------------------------------------
                        Commercial Banks - 4.3%       36,987   BNP Paribas SA                                   2,820,525
                                                      24,067   Societe Generale 'A'                             2,755,099
                                                                                                            -------------
                                                                                                                5,575,624
                        -------------------------------------------------------------------------------------------------
                        Construction &                23,466   Vinci SA                                         2,027,102
                        Engineering - 1.6%
                        -------------------------------------------------------------------------------------------------
                        Diversified                    4,992   France Telecom SA                                  143,724
                        Telecommunication
                        Services - 0.1%
                        -------------------------------------------------------------------------------------------------
                        Food Products - 1.6%          18,751   Groupe DANONE                                    2,026,726
                        -------------------------------------------------------------------------------------------------
                        Insurance - 1.9%              88,952   AXA                                              2,449,470
                        -------------------------------------------------------------------------------------------------
                        Media - 2.0%                  78,962   Vivendi Universal SA                             2,585,641
                        -------------------------------------------------------------------------------------------------
                        Oil, Gas & Consumable         16,903   Total SA                                         4,628,083
                        Fuels - 3.6%
                        -------------------------------------------------------------------------------------------------
                        Textiles, Apparel &           25,828   LVMH (Moet Hennessy Louis Vuitton SA)            2,136,167
                        Luxury Goods - 1.7%
                        -------------------------------------------------------------------------------------------------
                        Wireless                      44,494   Bouygues SA                                      2,074,416
                        Telecommunication
                        Services - 1.6%
                        -------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in France                   25,707,977
-------------------------------------------------------------------------------------------------------------------------
Germany - 10.5%         Air Freight &                 79,577   Deutsche Post AG                                 1,867,027
                        Logistics - 1.5%
                        -------------------------------------------------------------------------------------------------
                        Auto Components - 1.5%        23,212   Continental AG                                   1,911,409
                        -------------------------------------------------------------------------------------------------
                        Capital Markets - 1.9%        26,617   Deutsche Bank AG                                 2,497,299
                        -------------------------------------------------------------------------------------------------
                        Commercial Banks - 3.2%       77,401 + Bayerische Hypo-und Vereinsbank AG
                                                               (HVB Group)                                      2,187,381
                        -------------------------------------------------------------------------------------------------
                                                      35,561   Deutsche Postbank AG                             1,951,197
                                                                                                            -------------
                                                                                                                4,138,578
                        -------------------------------------------------------------------------------------------------
                        Industrial                    39,237   Siemens AG                                       3,032,313
                        Conglomerates - 2.4%
                        -------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Germany                  13,446,626
-------------------------------------------------------------------------------------------------------------------------
Ireland - 3.1%          Commercial Banks - 1.5%      137,205   Anglo Irish Bank Corporation Plc                 1,882,032
                        -------------------------------------------------------------------------------------------------
                        Construction                  76,497   CRH Plc                                          2,079,750
                        Materials - 1.6%
                        -------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Ireland                   3,961,782
-------------------------------------------------------------------------------------------------------------------------
Italy - 5.5%            Commercial Banks - 1.6%      357,592   UniCredito Italiano SpA                          2,021,999
                        -------------------------------------------------------------------------------------------------
                        Oil, Gas & Consumable        105,048   Eni SpA                                          3,129,542
                        Fuels - 2.4%
                        -------------------------------------------------------------------------------------------------
                        Transportation                73,876   Autostrade SpA                                   1,904,282
                        Infrastructure - 1.5%
                        -------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Italy                     7,055,823
                        -------------------------------------------------------------------------------------------------

The Europe Fund, Inc.

Schedule of Investments as of September 30, 2005

                                                   Shares                                               (in U.S. dollars)
Country                 Industry                   Held        Common Stocks                                    Value
-------------------------------------------------------------------------------------------------------------------------
Netherlands - 3.6%      Food Products - 2.0%          35,765   Unilever NV                                  $   2,550,546
                        -------------------------------------------------------------------------------------------------
                        Semiconductors &             119,117 + STMicroelectronics NV                            2,055,103
                        Semiconductor
                        Equipment - 1.6%
                        -------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in the Netherlands           4,605,649
-------------------------------------------------------------------------------------------------------------------------
Norway - 1.6%           Oil, Gas & Consumable         84,786   Statoil ASA                                      2,111,755
                        Fuels - 1.6%
                        -------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Norway                    2,111,755
-------------------------------------------------------------------------------------------------------------------------
Spain - 4.0%            Commercial Banks - 2.4%      177,196   Banco Bilbao Vizcaya Argentaria SA               3,116,947
                        -------------------------------------------------------------------------------------------------
                        Tobacco - 1.6%                45,955   Altadis SA                                       2,064,964
                        -------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Spain                     5,181,911
-------------------------------------------------------------------------------------------------------------------------
Sweden - 2.3%           Communications               796,880   Telefonaktiebolaget LM Ericsson                  2,917,596
                        Equipment - 2.3%
                        -------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Sweden                    2,917,596
-------------------------------------------------------------------------------------------------------------------------
Switzerland - 6.9%      Capital Markets - 2.2%        63,481   Credit Suisse Group                              2,821,378
                        -------------------------------------------------------------------------------------------------
                        Pharmaceuticals - 3.0%        76,434   Novartis AG                                      3,892,102
                        -------------------------------------------------------------------------------------------------
                        Textiles Apparel & Luxury     55,325   Compagnie Financiere Richemont AG                2,199,268
                        Goods - 1.7%
                        -------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Switzerland               8,912,748
-------------------------------------------------------------------------------------------------------------------------
United Kingdom - 35.7%  Aerospace &                  366,817   BAE Systems Plc                                  2,229,092
                        Defense - 1.7%
                        -------------------------------------------------------------------------------------------------
                        Commercial Banks - 5.9%      181,095   HBOS Plc                                         2,734,398
                                                     334,252   Lloyds TSB Group Plc                             2,761,485
                                                      97,649   Standard Chartered Plc                           2,112,740
                                                                                                            -------------
                                                                                                                7,608,623
                        -------------------------------------------------------------------------------------------------
                        Hotels, Restaurants &        125,757   Enterprise Inns Plc                              1,874,363
                        Leisure - 1.5%
                        -------------------------------------------------------------------------------------------------
                        Media - 1.6%                 203,819   British Sky Broadcasting Plc                     2,021,027
                        -------------------------------------------------------------------------------------------------
                        Metals & Mining - 2.4%        91,125   Anglo American Plc                               2,724,432
                        -------------------------------------------------------------------------------------------------
                                                      14,980   Xstrata Plc                                        389,301
                                                                                                            -------------
                                                                                                                3,113,733
                        -------------------------------------------------------------------------------------------------
                        Multiline Retail - 0.9%      179,221   Marks & Spencer Group Plc                        1,188,180
                        -------------------------------------------------------------------------------------------------
                        Oil, Gas & Consumable        267,851   BG Group Plc                                     2,549,337
                        Fuels - 5.2%                  57,560 + Cairn Energy Plc                                 1,996,871
                                                     463,083   Tullow Oil Plc                                   2,130,021
                                                                                                            -------------
                                                                                                                6,676,229
                        -------------------------------------------------------------------------------------------------
                        Pharmaceuticals - 6.0%        69,377   AstraZeneca Plc                                  3,234,059
                                                     176,181   GlaxoSmithKline Plc                              4,494,445
                                                                                                            -------------
                                                                                                                7,728,504
                        -------------------------------------------------------------------------------------------------
                        Real Estate - 1.6%            80,832   Land Securities Group Plc                        2,114,965
                        -------------------------------------------------------------------------------------------------
                        Specialty Retail - 1.5%      413,778   Kesa Electricals Plc                             1,868,465
                        Tobacco - 2.0%               121,900   British American Tobacco Plc                     2,568,427
                        -------------------------------------------------------------------------------------------------
                        Wireless                     714,032   02 Plc                                           1,992,686
                        Telecommunication          1,895,741   Vodafone Group Plc                               4,946,782
                        Services - 5.4%                                                                     -------------
                                                                                                                6,939,468
                        -------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in the United Kingdom       45,931,076
                        -------------------------------------------------------------------------------------------------
                        Total Investments (Cost - $116,172,851*) - 97.7%                                      125,738,934

                        Other Assets Less Liabilities - 2.3%                                                    2,931,945
                                                                                                            -------------
                        Net Assets - 100.0%                                                                 $ 128,670,879
                                                                                                            =============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost.........................................     $ 116,354,144
                                                                  =============
      Gross unrealized appreciation..........................     $  10,211,153
      Gross unrealized depreciation..........................          (826,363)
                                                                  -------------
      Net unrealized appreciation............................     $   9,384,790
                                                                  =============

+     Non-income producing security.

      For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Europe Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    The Europe Fund, Inc.

Date: November 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    The Europe Fund, Inc.

Date: November 17, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    The Europe Fund, Inc.

Date: November 17, 2005